QUARTERLY FINANCIAL INFORMATION (UNAUDITED) - Summary of Quarterly Disclosure Equity Statement (Details) - USD ($)	3 Months Ended							6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Balance at the beginning	$ (44,209,745)	$ (32,865,687)	$ (31,974,608)	$ (24,595,862)	$ (16,948,839)	$ (13,732,879)	$ (10,571,968)	$ (10,571,968)	$ (31,974,608)	$ (10,571,968)	$ (10,571,968)
Remeasurement of Class A common stock to redemption value	(2,649,598)	(2,664,291)	(2,170,865)		(3,828,312)	(99,011)					(5,760,092)	$ (19,980,528)
Net loss	(12,192,367)	(9,093,767)	1,279,786		(3,818,711)	(3,116,949)	(3,160,911)	(6,277,860)	(20,006,348)	(10,096,571)	(15,642,548)	(1,951,280)
Balance at the end	(59,465,710)	(44,209,745)	(32,865,687)	(31,974,608)	(24,595,862)	(16,948,839)	(13,732,879)	(16,948,839)	(59,465,710)	(24,595,862)	(31,974,608)	(10,571,968)
As Restated [Member]
Balance at the beginning			(31,974,608)	(24,595,862)	(16,948,839)	(13,732,879)	(10,571,968)	(10,571,968)	(31,974,608)	(10,571,968)	(10,571,968)
Remeasurement of Class A common stock to redemption value				(1,832,769)	(953,312)	(99,011)		(99,011)
Contribution from sponsor					(2,875,000)
Net loss				(5,545,977)	(3,818,711)	(3,116,949)	(3,160,911)	(6,277,860)		(10,096,571)	(15,642,548)	(1,951,280)
Balance at the end				(31,974,608)	(24,595,862)	(16,948,839)	(13,732,879)	(16,948,839)		(24,595,862)	(31,974,608)	(10,571,968)
Additional Paid-in Capital
Balance at the beginning	0	0	0	0	0	0	0	0	0	0	0
Remeasurement of Class A common stock to redemption value												(12,796,508)
Balance at the end	0	0	0	0	0	0	0	0	0	0	0	0
Additional Paid-in Capital | As Restated [Member]
Balance at the beginning			0	0	0	0	0	0	0	0	0
Balance at the end				0	0	0	0	0		0	0	0
Accumulated Deficit
Balance at the beginning	(44,210,591)	(32,866,533)	(31,975,454)	(24,596,708)	(16,949,685)	(13,733,725)	(10,572,814)	(10,572,814)	(31,975,454)	(10,572,814)	(10,572,814)	0	[1],[2]
Remeasurement of Class A common stock to redemption value	(2,649,598)	(2,664,291)	(2,170,865)		(3,828,312)	(99,011)					(5,760,092)	(7,184,020)
Net loss	(12,192,367)	(9,093,767)	1,279,786		(3,818,711)	(3,116,949)	(3,160,911)				(15,642,548)	(1,951,280)
Balance at the end	(59,466,556)	(44,210,591)	(32,866,533)	(31,975,454)	(24,596,708)	(16,949,685)	(13,733,725)	(16,949,685)	(59,466,556)	(24,596,708)	(31,975,454)	(10,572,814)
Accumulated Deficit | As Restated [Member]
Balance at the beginning			(31,975,454)	(24,596,708)	(16,949,685)	(1,333,725)	(10,572,814)	(10,572,814)	(31,975,454)	(10,572,814)	(10,572,814)
Remeasurement of Class A common stock to redemption value				(1,832,769)	(953,312)	(99,011)
Contribution from sponsor					(2,875,000)
Net loss				(5,545,977)		(3,116,949)	(3,160,911)
Balance at the end				(31,975,454)	(24,596,708)	(16,949,685)	(1,333,725)	(16,949,685)		(24,596,708)	(31,975,454)	(10,572,814)
Class A Common Stock Not Subject to Redemption [Member] | Common Stock [Member]
Balance at the beginning	$ 127	$ 127	$ 127	$ 127	$ 127	$ 127	$ 127	$ 127	$ 127	$ 127	$ 127	0	[1],[2]
Balance at the beginning (in shares)	1,277,234	1,277,234	1,277,234	1,277,234	1,277,234	1,277,234	1,277,234	1,277,234	1,277,234	1,277,234	1,277,234
Balance at the end	$ 127	$ 127	$ 127	$ 127	$ 127	$ 127	$ 127	$ 127	$ 127	$ 127	$ 127	$ 127
Balance at the end (in shares)	1,277,234	1,277,234	1,277,234	1,277,234	1,277,234	1,277,234	1,277,234	1,277,234	1,277,234	1,277,234	1,277,234	1,277,234
Class A Common Stock Not Subject to Redemption [Member] | Common Stock [Member] | As Restated [Member]
Balance at the beginning			$ 127	$ 127	$ 127	$ 127	$ 127	$ 127	$ 127	$ 127	$ 127
Balance at the beginning (in shares)			1,277,234	1,277,234	1,277,234	1,277,234	1,277,234	1,277,234	1,277,234	1,277,234	1,277,234
Balance at the end				$ 127	$ 127	$ 127	$ 127	$ 127		$ 127	$ 127	$ 127
Balance at the end (in shares)				1,277,234	1,277,234	1,277,234	1,277,234	1,277,234		1,277,234	1,277,234	1,277,234
Common Class B [Member] | Common Stock [Member]
Balance at the beginning	$ 719	$ 719	$ 719	$ 719	$ 719	$ 719	$ 719	$ 719	$ 719	$ 719	$ 719
Balance at the beginning (in shares)	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500
Balance at the end	$ 719	$ 719	$ 719	$ 719	$ 719	$ 719	$ 719	$ 719	$ 719	$ 719	$ 719	$ 719
Balance at the end (in shares)	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500
Common Class B [Member] | Common Stock [Member] | As Restated [Member]
Balance at the beginning			$ 719	$ 719	$ 719	$ 719	$ 719	$ 719	$ 719	$ 719	$ 719
Balance at the beginning (in shares)			7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500
Balance at the end				$ 719	$ 719	$ 719	$ 719	$ 719		$ 719	$ 719	$ 719
Balance at the end (in shares)				7,187,500	7,187,500	7,187,500	7,187,500	7,187,500		7,187,500	7,187,500	7,187,500

[1]	On September 2, 2021, the Sponsor surrendered an aggregate of 1,437,500 shares of Class B common stock for no consideration, resulting in an aggregate of 7,187,500 shares of Class B common stock issued and outstanding. All shares and associated amounts have been retroactively restated to reflect the surrender of these shares (see Note 8).
[2]	The shares and the associated amounts have been retroactively restated to reflect the three-for-one stock split on July 1, 2021.